Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
C000241458 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.79%	9.73%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%	18.83%